Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

Note 22: Condensed Consolidating Financial Information

Comcast Corporation (“Comcast Parent”) and four of our 100% owned cable holding company subsidiaries, Comcast Cable Communications, LLC (“CCCL Parent”), Comcast MO Group, Inc. (“Comcast MO Group”), Comcast Cable Holdings, LLC (“CCH”) and Comcast MO of Delaware, LLC (“Comcast MO of Delaware”) (collectively, the “cable guarantors”), have fully and unconditionally guaranteed each other's debt securities. Comcast MO Group, CCH and Comcast MO of Delaware are collectively referred to as the “Combined CCHMO Parents.”

On March 19, 2013, we closed our agreement to acquire GE's 49% common equity interest in NBCUniversal Holdings. On March 27, 2013, Comcast Parent, the cable guarantors and NBCUniversal Media, LLC (referred to as “NBCUniversal Media Parent” in the tables below) entered into a series of agreements and supplemental indentures to include NBCUniversal Media, LLC as part of our existing cross-guarantee structure. As members of the cross-guarantee structure, Comcast Parent and the cable guarantors fully and unconditionally guarantee NBCUniversal Media, LLC's public debt securities, and NBCUniversal Media, LLC fully and unconditionally guarantees all of Comcast Parent's and the cable guarantors' public debt securities, as well as the $6.25 billion revolving credit facility of Comcast Parent and Comcast Cable Communications, LLC.

Comcast Parent and the cable guarantors also fully and unconditionally guarantee NBCUniversal Enterprise, Inc.'s $4 billion of senior notes and its $1.35 billion credit facility due March 2018. NBCUniversal Media, LLC does not guarantee the NBCUniversal Enterprise, Inc. senior notes or credit facility.

Comcast Parent provides an unconditional subordinated guarantee of the $185 million principal amount currently outstanding of Comcast Holdings' ZONES due October 2029. Neither the cable guarantors nor NBCUniversal Media, LLC guarantee the Comcast Holdings ZONES due October 2029. None of Comcast Parent, the cable guarantors nor NBCUniversal Media, LLC guarantee the $62 million principal amount currently outstanding of Comcast Holdings' ZONES due November 2029.

Condensed Consolidating Balance Sheet
December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Assets
Cash and cash equivalents	$-	$-	$-	$-	$5,129	$5,822	$-	$10,951
Investments	-	-	-	-	-	1,464	-	1,464
Receivables, net	-	-	-	-	3	5,518	-	5,521
Programming rights	-	-	-	-	-	909	-	909
Other current assets	233	-	14	4	51	844	-	1,146
Total current assets	233	-	14	4	5,183	14,557	-	19,991
Film and television costs	-	-	-	-	-	5,054	-	5,054
Investments	-	-	-	-	529	5,796	-	6,325
Investments in and amounts due from subsidiaries eliminated upon consolidation	74,227	87,630	96,853	50,242	38,464	73,298	(420,714)	-
Property and equipment, net	242	-	-	-	-	26,990	-	27,232
Franchise rights	-	-	-	-	-	59,364	-	59,364
Goodwill	-	-	-	-	-	26,985	-	26,985
Other intangible assets, net	12	-	-	-	-	17,828	-	17,840
Other noncurrent assets, net	1,130	147	1	-	152	1,650	(900)	2,180
Total assets	$75,844	$87,777	$96,868	$50,246	$44,328	$231,522	$(421,614)	$164,971

Liabilities and Equity
Accounts payable and accrued expenses related to trade creditors	$8	$-	$-	$-	$-	$6,198	$-	$6,206
Accrued participations and residuals	-	-	-	-	-	1,350	-	1,350
Accrued expenses and other current liabilities	1,290	275	210	54	263	4,690	-	6,782
Current portion of long-term debt	-	-	2,105	241	7	23	-	2,376
Total current liabilities	1,298	275	2,315	295	270	12,261	-	16,714
Long-term debt, less current portion	23,306	113	1,827	1,512	11,219	105	-	38,082
Deferred income taxes	-	754	-	-	78	30,035	(757)	30,110
Other noncurrent liabilities	1,884	-	-	-	926	10,604	(143)	13,271
Redeemable noncontrolling interests	-	-	-	-	-	16,998	-	16,998
Equity:
Common stock	31	-	-	-	-	-	-	31
Other shareholders’ equity	49,325	86,635	92,726	48,439	31,835	161,079	(420,714)	49,325
Total Comcast Corporation shareholders’ equity	49,356	86,635	92,726	48,439	31,835	161,079	(420,714)	49,356
Noncontrolling interests	-	-	-	-	-	440	-	440
Total equity	49,356	86,635	92,726	48,439	31,835	161,519	(420,714)	49,796
Total liabilities and equity	$75,844	$87,777	$96,868	$50,246	$44,328	$231,522	$(421,614)	$164,971

Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Assets
Cash and cash equivalents	$-	$-	$-	$-	$238	$1,382	$-	$1,620
Investments	-	-	-	-	-	54	-	54
Receivables, net	-	-	-	-	15	4,637	-	4,652
Programming rights	-	-	-	-	-	987	-	987
Other current assets	235	-	8	3	26	988	-	1,260
Total current assets	235	-	8	3	279	8,048	-	8,573
Film and television costs	-	-	-	-	-	5,227	-	5,227
Investments	-	-	-	-	505	9,349	-	9,854
Investments in and amounts due from subsidiaries eliminated upon consolidation	71,222	88,336	89,568	45,725	39,714	66,214	(400,779)	-
Property and equipment, net	262	-	-	-	-	27,297	-	27,559
Franchise rights	-	-	-	-	-	59,376	-	59,376
Goodwill	-	-	-	-	-	26,874	-	26,874
Other intangible assets, net	9	-	-	-	-	18,156	-	18,165
Other noncurrent assets, net	912	148	30	5	139	1,622	(666)	2,190
Total assets	$72,640	$88,484	$89,606	$45,733	$40,637	$222,163	$(401,445)	$157,818

Liabilities and Equity
Accounts payable and accrued expenses related to trade creditors	$10	$-	$-	$-	$-	$5,695	$-	$5,705
Accrued participations and residuals	-	-	-	-	-	1,255	-	1,255
Accrued expenses and other current liabilities	1,030	272	189	77	193	3,153	-	4,914
Current portion of long-term debt	26	202	-	554	550	35	-	1,367
Total current liabilities	1,066	474	189	631	743	10,138	-	13,241
Long-term debt, less current portion	22,451	111	3,953	1,764	9,142	521	-	37,942
Deferred income taxes	-	727	-	-	78	29,650	(523)	29,932
Other noncurrent liabilities	1,849	-	-	-	954	10,374	(143)	13,034
Redeemable noncontrolling interests	-	-	-	-	-	16,014	-	16,014
Equity:
Common stock	32	-	-	-	-	-	-	32
Other shareholders’ equity	47,242	87,172	85,464	43,338	29,720	155,085	(400,779)	47,242
Total Comcast Corporation shareholders’ equity	47,274	87,172	85,464	43,338	29,720	155,085	(400,779)	47,274
Noncontrolling interests	-	-	-	-	-	381	-	381
Total equity	47,274	87,172	85,464	43,338	29,720	155,466	(400,779)	47,655
Total liabilities and equity	$72,640	$88,484	$89,606	$45,733	$40,637	$222,163	$(401,445)	$157,818

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$62,570	$-	$62,570
Management fee revenue	848	-	827	516	-	-	(2,191)	-
	848	-	827	516	-	62,570	(2,191)	62,570
Costs and Expenses:
Programming and production	-	-	-	-	-	19,929	-	19,929
Other operating and administrative	401	-	827	516	899	17,405	(2,191)	17,857
Advertising, marketing and promotion	-	-	-	-	-	4,807	-	4,807
Depreciation	30	-	-	-	-	6,120	-	6,150
Amortization	4	-	-	-	-	1,644	-	1,648
	435	-	827	516	899	49,905	(2,191)	50,391
Operating income (loss)	413	-	-	-	(899)	12,665	-	12,179
Other Income (Expense):
Interest expense	(1,430)	(23)	(329)	(135)	(425)	(179)	-	(2,521)
Investment income (loss), net	8	3	-	-	-	208	-	219
Equity in net income (losses) of
investees, net	6,858	6,536	6,665	4,909	4,402	4,014	(32,425)	959
Other income (expense), net	2	-	-	-	(14)	785	-	773
	5,438	6,516	6,336	4,774	3,963	4,828	(32,425)	(570)
Income (loss) before income taxes	5,851	6,516	6,336	4,774	3,064	17,493	(32,425)	11,609
Income tax (expense) benefit	352	7	115	47	(9)	(4,256)	-	(3,744)
Net income (loss)	6,203	6,523	6,451	4,821	3,055	13,237	(32,425)	7,865
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(1,662)	-	(1,662)
Net income (loss) attributable to
Comcast Corporation	$6,203	$6,523	$6,451	$4,821	$3,055	$11,575	$(32,425)	$6,203
Comprehensive income (loss)
attributable to Comcast Corporation	$6,370	$6,523	$6,460	$4,821	$3,068	$11,703	$(32,575)	$6,370

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$55,842	$-	$55,842
Management fee revenue	800	-	784	488	-	-	(2,072)	-
	800	-	784	488	-	55,842	(2,072)	55,842
Costs and Expenses:
Programming and production	-	-	-	-	-	16,598	-	16,598
Other operating and administrative	420	5	784	488	678	16,353	(2,072)	16,656
Advertising, marketing and promotion	-	-	-	-	-	4,231	-	4,231
Depreciation	29	-	-	-	-	6,011	-	6,040
Amortization	3	-	-	-	-	1,593	-	1,596
	452	5	784	488	678	44,786	(2,072)	45,121
Operating income (loss)	348	(5)	-	-	(678)	11,056	-	10,721
Other Income (Expense):
Interest expense	(1,439)	(32)	(338)	(172)	(370)	(154)	-	(2,505)
Investment income (loss), net	3	2	-	-	-	154	-	159
Equity in net income (losses) of
investees, net	4,879	5,734	5,598	3,361	2,793	1,648	(24,048)	(35)
Other income (expense), net	(19)	1	-	-	(59)	(56)	-	(133)
	3,424	5,705	5,260	3,189	2,364	1,592	(24,048)	(2,514)
Income (loss) before income taxes	3,772	5,700	5,260	3,189	1,686	12,648	(24,048)	8,207
Income tax (expense) benefit	388	12	118	60	(3)	(3,625)	-	(3,050)
Net income (loss)	4,160	5,712	5,378	3,249	1,683	9,023	(24,048)	5,157
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(997)	-	(997)
Net (income) loss attributable
to Comcast Corporation	$4,160	$5,712	$5,378	$3,249	$1,683	$8,026	$(24,048)	$4,160
Comprehensive income (loss)
attributable to Comcast Corporation	$4,107	$5,712	$5,387	$3,249	$1,605	$8,064	$(24,017)	$4,107

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2010
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$37,937	$-	$37,937
Management fee revenue	808	-	726	452	-	-	(1,986)	-
	808	-	726	452	-	37,937	(1,986)	37,937
Costs and Expenses:
Programming and production	-	-	-	-	-	8,537	-	8,537
Other operating and administrative	444	59	726	452	-	12,700	(1,986)	12,395
Advertising, marketing and promotion	-	-	-	-	-	2,409	-	2,409
Depreciation	29	-	-	-	-	5,510	-	5,539
Amortization	3	-	-	-	-	1,074	-	1,077
	476	59	726	452	-	30,230	(1,986)	29,957
Operating income (loss)	332	(59)	-	-	-	7,707	-	7,980
Other Income (Expense):
Interest expense	(1,402)	(33)	(402)	(173)	-	(146)	-	(2,156)
Investment income (loss), net	8	7	-	-	-	273	-	288
Equity in net income (losses) of
investees, net	4,329	4,675	4,741	3,015	-	(141)	(16,760)	(141)
Other income (expense), net	(5)	-	-	-	-	138	-	133
	2,930	4,649	4,339	2,842	-	124	(16,760)	(1,876)
Income (loss) before income taxes	3,262	4,590	4,339	2,842	-	7,831	(16,760)	6,104
Income tax (expense) benefit	373	30	141	61	-	(3,041)	-	(2,436)
Net income (loss)	3,635	4,620	4,480	2,903	-	4,790	(16,760)	3,668
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(33)	-	(33)
Net income (loss) attributable to
Comcast Corporation	$3,635	$4,620	$4,480	$2,903	$-	$4,757	$(16,760)	$3,635
Comprehensive income (loss) attributable
to Comcast Corporation	$3,582	$4,620	$4,489	$2,903	$-	$4,761	$(16,773)	$3,582

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(362)	$(7)	$(177)	$(114)	$(1,347)	$16,861	$-	$14,854
Investing Activities:
Net transactions with affiliates	3,845	206	177	667	4,850	(9,745)	-	-
Capital expenditures	(10)	-	-	-	-	(5,704)	-	(5,714)
Cash paid for intangible assets	(6)	-	-	-	-	(917)	-	(923)
Acquisitions, net of cash acquired	-	-	-	-	-	(90)	-	(90)
Proceeds from sales of businesses and investments	-	-	-	-	-	3,102	-	3,102
Return of capital from investees	-	-	-	-	-	2,362	-	2,362
Purchases of investments	-	-	-	-	(19)	(278)	-	(297)
Other	-	3	-	-	(22)	93	-	74
Net cash provided by (used in) investing activities	3,829	209	177	667	4,809	(11,177)	-	(1,486)
Financing Activities:
Proceeds from (repayments of) short-term borrowings, net	(1)	-	-	-	(550)	7	-	(544)
Proceeds from borrowings	2,536	-	-	-	1,995	13	-	4,544
Repurchases and repayments of debt	(1,726)	(202)	-	(553)	(2)	(398)	-	(2,881)
Repurchases and retirements of common stock	(3,000)	-	-	-	-	-	-	(3,000)
Dividends paid	(1,608)	-	-	-	-	-	-	(1,608)
Issuances of common stock	233	-	-	-	-	-	-	233
Distributions (to) from noncontrolling interests	-	-	-	-	-	(691)	-	(691)
Other	99	-	-	-	(14)	(175)	-	(90)
Net cash provided by (used in) financing activities	(3,467)	(202)	-	(553)	1,429	(1,244)	-	(4,037)
Increase (decrease) in cash and cash equivalents	-	-	-	-	4,891	4,440	-	9,331
Cash and cash equivalents, beginning of year	-	-	-	-	238	1,382	-	1,620
Cash and cash equivalents, end of year	$-	$-	$-	$-	$5,129	$5,822	$-	$10,951

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(513)	$(19)	$(209)	$(131)	$(638)	$15,855	$-	$14,345
Investing Activities:
Net transactions with affiliates	4,615	19	1,209	131	247	(6,221)	-	-
Capital expenditures	(7)	-	-	-	-	(5,300)	-	(5,307)
Cash paid for intangible assets	(2)	-	-	-	-	(952)	-	(954)
Acquisitions, net of cash acquired	-	-	-	-	295	(6,702)	-	(6,407)
Proceeds from sales of businesses and investments	-	-	-	-	3	274	-	277
Return of capital from investees	-	-	-	-	-	37	-	37
Purchases of investments	-	-	-	-	(4)	(131)	-	(135)
Other	-	-	-	-	-	(19)	-	(19)
Net cash provided by (used in) investing activities	4,606	19	1,209	131	541	(19,014)	-	(12,508)
Financing Activities:
Proceeds from (repayments of) short-term borrowings, net	(4)	-	-	-	550	(2)	-	544
Repurchases and repayments of debt	(1,095)	-	(1,000)	-	-	(1,121)	-	(3,216)
Repurchases and retirements of common stock	(2,141)	-	-	-	-	-	-	(2,141)
Dividends paid	(1,187)	-	-	-	-	-	-	(1,187)
Issuances of common stock	283	-	-	-	-	-	-	283
Distributions (to) from noncontrolling interests	-	-	-	-	-	(325)	-	(325)
Other	51	-	-	-	(215)	5	-	(159)
Net cash provided by (used in) financing activities	(4,093)	-	(1,000)	-	335	(1,443)	-	(6,201)
Increase (decrease) in cash and cash equivalents	-	-	-	-	238	(4,602)	-	(4,364)
Cash and cash equivalents, beginning of year	-	-	-	-	-	5,984	-	5,984
Cash and cash equivalents, end of year	$-	$-	$-	$-	$238	$1,382	$-	$1,620

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(391)	$(235)	$(257)	$(132)	$-	$12,194	$-	$11,179
Investing Activities:
Net transactions with affiliates	488	248	257	132	-	(1,125)	-	-
Capital expenditures	(7)	-	-	-	-	(4,954)	-	(4,961)
Cash paid for intangible assets	(2)	-	-	-	-	(534)	-	(536)
Acquisitions, net of cash acquired	-	-	-	-	-	(183)	-	(183)
Proceeds from sales of businesses and investments	-	-	-	-	-	99	-	99
Return of capital from investees	-	-	-	-	-	190	-	190
Purchases of investments	-	-	-	-	-	(260)	-	(260)
Other	-	-	-	-	-	(60)	-	(60)
Net cash provided by (used in) investing activities	479	248	257	132	-	(6,827)	-	(5,711)
Financing Activities:
Proceeds from borrowings	3,390	-	-	-	-	30	-	3,420
Repurchases and repayments of debt	(1,100)	(13)	-	-	-	(40)	-	(1,153)
Repurchases and retirements of common stock	(1,200)	-	-	-	-	-	-	(1,200)
Dividends paid	(1,064)	-	-	-	-	-	-	(1,064)
Issuances of common stock	34	-	-	-	-	-	-	34
Distributions (to) from noncontrolling interests	-	-	-	-	-	(67)	-	(67)
Other	(148)	-	-	-	-	23	-	(125)
Net cash provided by (used in) financing activities	(88)	(13)	-	-	-	(54)	-	(155)
Increase (decrease) in cash and cash equivalents	-	-	-	-	-	5,313	-	5,313
Cash and cash equivalents, beginning of year	-	-	-	-	-	671	-	671
Cash and cash equivalents, end of year	$-	$-	$-	$-	$-	$5,984	$-	$5,984